Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenue	$ 60,514		$ 41,806		$ 92,416	$ 260,026	$ 290,790
Operating costs	(58,083)		(41,716)		(78,234)	(270,597)	(277,879)
Gross profit	$ 2,431		$ 90		14,182	(10,571)	12,911
Gross profit ratio	4.00%		0.20%
OPERATING EXPENSES:
General and administrative expense	$ (14,513)		$ (9,354)		(11,058)	(180,704)	(21,765)
Impairment			(81)
Selling expense	(2,199)		(1,142)		(672)	(8,556)	(673)
Share-based compensation	(807)		(2,053)		(7,264)	(14,714)	(33,537)
Total operating expenses	(17,519)		(12,630)		(18,994)	(203,974)	(55,975)
Loss from operations	(15,088)		(12,540)		(4,812)	(214,545)	(43,064)
OTHER (EXPENSE)/INCOME
Interest income						424
Other (expense)/income, net	2,333		988		(978)	(15,555)	(9,358)
Total other (expenses)	2,333		988		(978)	(15,131)	(9,358)
LOSS BEFORE INCOME TAXES	(12,755)		(11,552)		(5,790)	(229,676)	(52,422)
INCOME TAXES	4		(642)		(631)	(536)	(3)
Net loss	(12,751)		(12,194)
Discontinued operations
Gain on disposal of discontinued operations	1
NET LOSS	(12,750)		(12,194)		(6,421)	(230,212)	(52,425)
Net income attributable to non-controlling interests	1,848		1,497		2,770	1,026	(200)
NET LOSS FROM CONTINUED OPERATIONS	(10,903)		(10,697)		(3,651)	(229,186)	(52,625)
(Loss)/Gain on disposal of discontinued operations						811
Income/(loss) from discontinued operations						(1,072)	3,374
(LOSS)/gain FROM DISCONTINUED OPERATIONS	1					(261)	3,374
Net loss	(10,902)		(10,697)		(3,651)	(229,447)	(49,251)
OTHER COMPREHENSIVE (LOSS)/INCOME
Foreign currency translation adjustment-net of tax	4,738		8,706		5,112	26,063	3,392
Total comprehensive loss	$ (6,164)		$ (1,991)		$ 1,461	$ (203,384)	$ (45,859)
Weighted average number of ordinary shares
Basic (in Shares)	364,210,299		3,440,476,475		6,728,490,975	3,183,736,378	2,340,462,712
Diluted (in Shares)	364,210,299	[1]	3,440,476,475	[1]	6,728,490,975	3,550,792,426	2,775,018,991
LOSS PER SHARE
Basic (in Dollars per share)	$ (0.0299)		$ (0.0031)		$ (0.0005)	$ (0.0721)	$ (0.0251)
Diluted (in Dollars per share)	$ (0.0299)	[1]	$ (0.0031)	[1]	$ (0.0005)	$ (0.0721)	$ (0.0251)
None-GAAP adjusted net loss	$ (807)		$ (8,644)
Revenue	60,531		41,835
Business taxes and surcharges	$ (17)		$ (29)

[1]	N/A Anti-diluted shares not considered